Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS [Abstract]
Loans' outstanding amounts

Navios Holdings borrowings	December 31, 2019	December 31, 2018
HCOB ($15,300)	11,475	13,005
Loan Facility Credit Agricole ($28,745)	—	26,415
Loan Facility Credit Agricole ($23,000)	12,600	12,031
Loan Facility Credit Agricole ($23,000)	12,900	12,350
Loan Facility DVB Bank SE ($72,000)	41,073	45,741
Loan Facility DVB Bank SE ($40,000)	5,556	15,333
Loan Facility Alpha Bank ($31,000)	22,000	23,800
Loan Facility Alpha Bank ($16,125)	14,025	15,125
2022 Senior Secured Notes	305,000	305,000
2022 Notes	497,604	614,339
2024 Notes	8,626	—
NSM Loan (incl. $2,163 accrued interest)	130,538	—
Total Navios Holdings borrowings	$1,061,397	$1,083,139

Navios Logistics borrowings	December 31, 2019	December 31, 2018
2022 Logistics Senior Notes	$375,000	$375,000
Navios Logistics Notes Payable	22,469	26,875
Navios Logistics BBVA Loan Facility	14,275	19,300
Navios Logistics Alpha Bank Loan	10,500	11,900
Navios Logistics Term Loan B Facility	98,000	99,000
Navios Logistics Credit Agreement	—	5,909
Other long-term loans	115	184
Total Navios Logistics borrowings	$520,359	$538,168

Navios Containers borrowings	December 31, 2019	December 31, 2018
ABN AMRO Bank N.V. ($50,000)	$—	$50,000
BNP Paribas ($25,000)	—	23,611
BNP Paribas ($24,000)	—	29,464
HCOB ($36,000)	—	32,000
Navios Containers Financial liability ($119,000)	—	87,530
Total Navios Containers borrowings	$—	$222,605

Total	December 31, 2019	December 31, 2018
Total borrowings	$1,581,756	$1,843,912
Less: current portion, net	(50,110)	(69,051)
Less: deferred finance costs and discount, net	(18,509)	(27,905)
Total long-term borrowings	$1,513,137	$1,746,956

Principal payments
Year
2020	$51,679
2021	188,012
2022	1,272,990
2023	36,467
2024	32,608
2025 and thereafter	—
Total	$1,581,756